Revenues - Schedule of Revenues Per Geographical Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenue	$ 57,775	$ 56,314	$ 43,633
Americas
Revenues
Total revenue	21,010	22,340	14,309
APAC
Revenues
Total revenue	3,393	2,947	4,361
EMEA
Revenues
Total revenue	$ 33,372	$ 31,027	$ 24,963